Shareholder Report, Line Graph (Details) 199802_Zevenbergen Genea Fund_Institutional Class_TSR SemiAnnual {Institutional Class} - USD ($)											6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2025
Institutional Class
Account Value [Line Items]
Accumulated Value	$ 50,664	$ 37,597	$ 21,869	$ 53,023	$ 55,251	$ 22,552	$ 17,534	$ 15,800	$ 10,380	$ 10,410	$ 58,763
Russell 3000 Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Total Return
Accumulated Value	33,478	27,040	21,468	26,571	21,145	17,492	13,350	14,089	11,631	10,317	$ 39,218
Russell 3000 Growth Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Growth Total Return
Accumulated Value	$ 44,540	$ 33,626	$ 23,813	$ 33,523	$ 26,637	$ 19,266	$ 14,182	$ 14,489	$ 11,181	$ 10,411	$ 52,758